Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CTIVP – TCW Core Plus Bond Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	0.75%	(0.29%)	1.32%
CTIVP – TCW Core Plus Bond Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	0.51%	(0.53%)	1.07%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%